LAURENE E. MACELWEE
Assistant Vice President and
Assistant Secretary
Office: (949) 219-3233
Fax: (949) 719-0804
Email: Laurene.MacElwee@PacificLife.com
September 14, 2011
Via Electronic Transmission
Securities and Exchange Commission
100 F Street, NE
Washington, D.C., 20549
Re:	Pacific Select Fund (File Nos. 33-13954 and 811-5141)
Dear Sir or Madam:
On behalf of Pacific Select Fund (the “Fund”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (XBRL) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on August 30, 2011 (accession number 0000950123-11-081366), to the Pacific Select Fund Prospectus dated May 1, 2011. Such supplement is incorporated by reference into this Rule 497 document.
If you have any questions or comments, please contact the undersigned at (949) 219-3233.
Sincerely,

/s/ Laurene E. MacElwee
Laurene E. MacElwee

cc:	Robin Yonis, Fund Counsel Anthony H. Zacharski, Esq., Dechert LLP